LISTING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Listing Expenses

In thousands of USD	2021
Listing expenses
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,591,090
Fair Value of Warrants transferred	208,586
Total value of consideration	1,799,676
Less
Fair Value of net asset received	(631,161)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	1,168,515
Other expenses directly linked to the listing expense**	19,820
Total listing expense	1,188,335
**Additionally, the company had incurred additional costs of USD 19,820,009 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense.